Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of Plant, Property and Equipment
The following table displays the details of Property, plant and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2019	2018
Land	-	$594	$807
Buildings and equipment	7 to 45	31,216	30,468
Central office and other network equipment	3 to 50	152,733	147,250
Cable, poles and conduit	7 to 50	52,658	49,859
Leasehold improvements	5 to 20	9,072	8,580
Work in progress	-	9,234	6,362
Furniture, vehicles and other	3 to 20	10,227	9,509
		265,734	252,835
Less accumulated depreciation		173,819	163,549
Property, plant and equipment, net		$91,915	$89,286